Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

Note 19: Income taxes

The Company has estimated carried-forward tax losses of €94,226 thousand as of December 31, 2020 comprising:

●	French tax losses which can be carried forward indefinitely for €92,949 thousand;
●	U.S. subsidiary tax losses which can be carried forward for €1,276 thousand (being $1,566 thousand translated using the December 31, 2020 exchange rate), of which:
o	€931 thousand indefinitely;
o	€173 thousand expiring in 2037;
o	€132 thousand expiring in 2036; and
o	€40 thousand expiring in 2035.
●	Brazilian subsidiary tax losses for €1 thousand which can be carried forward indefinitely.

The tax rate applicable to:

●	Biophytis, is the current rate in France, i.e. 28%. This rate will decrease gradually to reach 25% in 2022.
●	Instituto Biophytis Do Brasil, is the current rate in Brazil, i.e. 34%.
●	Biophytis Inc., is the current rate in the United States, i.e. 21%.

In accordance with the accounting principles described in Note 3.21, no deferred tax asset has been recognized in the Financial Statements apart from those to offset deferred tax liabilities.

Reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)		2019	2020
		(As restated)	(As restated)
	2018	[Note 1]	[Note 1]
Net loss	(13,987)	(18,946)	(25,517)
Income taxes	72	80	—
Loss before taxes	(14,059)	(19,026)	(25,517)
Current tax rate in France	28.00%	28.00%	28.00%
Theoretical income tax (expense) benefit	3,937	5,327	7,145
Items not subject to tax deduction	845	502	788
Share based payments	(80)	(18)	(220)
Non recognition of deferred tax assets related to tax losses and temporary differences	(4,556)	(5,779)	(7,711)
Tax rate differences	(74)	48	(2)
Group income taxes (expense) benefit	72	80	—
Effective tax rate	-0.5%	-0.4%	0.0%

The permanent differences include the impact of the research tax credit (non-taxable operating income).

Nature of deferred taxes

	AS OF DECEMBER 31,
	2018	2019	2020
(amounts in thousands of euros)		(as restated)	(as restated)
Temporary differences	95	277	1,381
Losses carried forward	13,155	18,082	23,505
Total of items with a nature of deferred tax assets	13,250	18,359	24,886

Temporary differences	(699)	(605)	(528)
Total of items with a nature of deferred tax liabilities	(699)	(605)	(528)

Net total of deferred tax assets (liabilities)	12,551	17,754	24,358
Unrecognized deferred tax	(12,551)	(17,754)	(24,358)
Net total of deferred tax	—	—	—